INCOME TAXES (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
INCOME TAXES [Abstract]
Net operating loss carryforwards	$ 2,500,000
NOL Expiration date	Dec. 31, 2032
Gross deferred tax assets	$ 994,000